UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F
FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2004
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one):[  ] is a restatement.
				[  ] adds new holdings entities.

Institutional Investment Manager Filing this Report:

Name:		Elliott & Associates, Inc.
Address:	101 W. Kirkwood
		Suite 230
		Bloomington, IN  47404

13F File Number: 28-4845

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person singing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Matthew K. Bradley
Title:		Vice President
Phone:		812-332-5259
Signature, Place, and Date of Signing:

    Matthew K. Bradley    Bloomington, IN    February 8, 2005

Report Type (Check only one):

[ X]		13F HOLDINGS REPORT.

[  ]		13F NOTICE.

[  ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		69

Form 13F Information Table Value Total:		$97,056


List of Other Included Managers:

NONE

                              TITLE OF                 VALUE   SHARES/ SH/ PUT/    INVS
NAME OF ISSUER                CLASS    CUSIP        (x$1000)   PRN AMT PRN CALL    DSCR
--------------------------------------------------- ----------------------------------------
3M Company                    COM      88579Y101         2076    25300 SH          SOLE
Accenture                     COM      G1150G111         1693    62700 SH          SOLE
Affiliated Computer Cl A      COM      008190100         1300    21600 SH          SOLE
American Int'l Group, Inc     COM      026874107         2364    36000 SH          SOLE
Amgen Incorporated            COM      031162100          577     9000 SH          SOLE
Anheuser Busch                COM      035229103          954    18800 SH          SOLE
Apache Corp                   COM      037411105          405     8000 SH          SOLE
Bank of America               COM      060505104         2167    46126 SH          SOLE
Barr Pharmuceuticals, Inc.    COM      068306109          733    16100 SH          SOLE
Baxter International Pfd      COM      071813406         1180    20900 SH          SOLE
Berkshire Hathaway Cl A       COM      084670108          264        3 SH          SOLE
Berkshire Hathaway Cl B       COM      084670207          984      335 SH          SOLE
BP Amoco PLD ADR              ADR      055622104         6286   107632 SH          SOLE
Caterpillar                   COM      149123101          917     9400 SH          SOLE
CDW Corp.                     COM      12512N105          591     8900 SH          SOLE
Chevrontexaco Corp            COM      166764100          516     9820 SH          SOLE
Citigroup                     COM      172967101         1885    39133 SH          SOLE
Colgate-Palmolive             COM      194162103         1003    19600 SH          SOLE
Comcast Corp CL A             COM      20030N200         1589    48400 SH          SOLE
Conagra Incorporated          COM      205887102          657    22300 SH          SOLE
Conocophillips Com            COM      20825C104         1809    20838 SH          SOLE
Consol Energy Inc             COM      20854P109          628    15300 SH          SOLE
Danaher Corporation           COM      235851102          402     7000 SH          SOLE
Duke Realty Investments       COM      264411505          475    13900 SH          SOLE
duPont deNemours              COM      263534109         2482    50602 SH          SOLE
Eli Lilly & Co.               COM      532457108         2220    39126 SH          SOLE
Embraer Empresa Br Adr        ADR      29081M102          568    17000 SH          SOLE
Exxon Mobile Corp.            COM      30231G102         2270    44282 SH          SOLE
FedEx Corp                    COM      31428X106         2334    23700 SH          SOLE
First Data Corporation        COM      319963104         1353    31800 SH          SOLE
General Electric              COM      369604103         4587   125675 SH          SOLE
Genuine Parts Co              COM      372460105         2494    56600 SH          SOLE
Gold Banc Corp, Inc.          COM      379907108          585    40000 SH          SOLE
Goldman Sachs Group Inc.      COM      38141G104          208     2000 SH          SOLE
Harley Davidson Inc           COM      412822108         1005    16546 SH          SOLE
Harrahs Entmt Inc             COM      413619107         1070    16000 SH          SOLE
HSBC Holdings PLC-SPON        ADR      404280406          800     9400 SH          SOLE
Inco                          COM      453258402         1346    36600 SH          SOLE
Intl Business Machines        COM      459200101         3122    31668 SH          SOLE
Intuit Inc                    COM      461202103          290     6600 SH          SOLE
J.P. Morgan Chase & Co.       COM      46625H100         2735    70101 SH          SOLE
Johnson & Johnson             COM      478160104         1668    26300 SH          SOLE
MBNA Corp.                    COM      55262L100         1085    38500 SH          SOLE
Medtronic Inc                 COM      585055106         1525    30700 SH          SOLE
Merrill Lynch                 COM      590188108          956    16000 SH          SOLE
Microsoft Corporation         COM      594918104         2648    99100 SH          SOLE
Mylan Labs                    COM      628530107          509    28800 SH          SOLE
Omnicom Group Inc.            COM      681919106         1088    12900 SH          SOLE
Oracle Corp                   COM      68389X105          833    60718 SH          SOLE
Paincare Holdings Inc         COM      69562E104           37    12050 SH          SOLE
PepsiCo Inc.                  COM      713448108         2090    40030 SH          SOLE
Petroleo Brasileiro Adrf      ADR      71654V408          286     7200 SH          SOLE
Pfizer Inc.                   COM      717081103         3115   115847 SH          SOLE
Phelps Dodge                  COM      717265102          336     3400 SH          SOLE
Praxair, Inc.                 COM      74005P104         1916    43400 SH          SOLE
Procter & Gamble              COM      742718109         2052    37262 SH          SOLE
Raytheon Co.                  COM      755111507         1627    41900 SH          SOLE
Republic Bancorp Incl KY Cl A COM      760281204          486    18895 SH          SOLE
Schlumberger Ltd.             COM      806857108         1218    18200 SH          SOLE
Simon Property Group, Inc     COM      828806109          750    11600 SH          SOLE
Target Corp.                  COM      87612E106          576    11100 SH          SOLE
Texas Instruments             COM      882508104          812    33000 SH          SOLE
Toyota Motor                  ADR      892331307         1711    20900 SH          SOLE
United Technologies Corp.     COM      913017109         1127    10900 SH          SOLE
Vodafone Grp Plc ADR          COM      92857W100          830    30300 SH          SOLE
Wal Mart Stores               COM      931142103         2338    44266 SH          SOLE
Walgreen Company              COM      931422109         3058    79700 SH          SOLE
Washington Mutual Inc.        COM      939322103          769    18200 SH          SOLE
Wyeth                         COM      983024100          423     9933 SH          SOLE
